Intangible assets, net - Summary of Amortization expense Of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization of intangible assets	$ 21,699	$ 16,137	$ 10,140
Technology and Product Development [member]
Amortization of intangible assets	17,190	14,198	9,495
General and Administrative Expense [member]
Amortization of intangible assets	3,753	1,523	$ 645
Selling and Marketing Expense [member]
Amortization of intangible assets	$ 756	$ 416